Note 4 - Intangible Assets and Goodwill (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,	March 31,
	2022	2022
	(unaudited)
Customer relationships	$2,100,000	$2,100,000
Non-compete agreements	250,000	250,000
Total intangible assets	2,350,000	2,350,000
Accumulated amortization and impairment	(826,399)	(633,669)
Intangible assets, net	$1,523,601	$1,716,331

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2023	$263,363
2024	262,549
2025	230,252
2026	205,144
2027	202,825
Thereafter	359,468
$1,523,601

Banner Midstream Corp. [Member]
Notes Tables
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	March 31, 2022	March 31, 2021

Customer relationships	$2,100,000	$2,100,000
Non-compete agreements	250,000	250,000
Total intangible assets	2,350,000	2,350,000
Accumulated amortization and impairment	(633,669)	(284,855)
Intangible assets, net	$1,716,331	$2,065,145

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2023	$256,973
2024	265,493
2025	261,568
2026	219,813
2027	200,255
Thereafter	512,229
$1,716,331